share-based compensation - TELUS Corp restricted share units activity (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	0
Outstanding, end of period - Non-vested	0	0
Notional subset affected by non-market performance conditions
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	5,581,483	5,848,469
Granted - Initial award	3,806,458	3,033,255
In lieu of dividends	459,742	340,259
Variable payout related	29,244	48,266
Vested	(3,090,935)	(3,285,325)
Forfeited	(587,673)	(403,441)
Outstanding, end of period - Non-vested	6,198,319	5,581,483
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	35,819	49,138
In lieu of dividends	2,049	2,251
Vested	3,090,935	3,285,325
Settled in equity	(169,176)	(3,054,488)
Settled in cash	(2,927,106)	(246,407)
Outstanding, end of period - Vested	32,521	35,819
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 30.62	$ 25.67
Outstanding, beginning of period, vested | $ / shares	27.00	25.63
Granted - Initial award | $ / shares	27.07	31.31
In lieu of dividends | $ / shares	24.98	29.54
Variable payout related | $ / shares	25.97	25.79
Vested | $ / shares	26.41	22.68
Settled in equity | $ / shares	27.19	25.60
Settled in cash | $ / shares	26.35	26.27
Forfeited | $ / shares	28.37	27.32
Outstanding, end of period, non-vested | $ / shares	28.68	30.62
Outstanding, end of period, vested | $ / shares	$ 28.97	$ 27.00